Offsets	Aug. 17, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Southern California Gas Co
Form or Filing Type	S-3
File Number	333-270939
Initial Filing Date	Mar. 29, 2023
Fee Offset Claimed	$ 68,639.16
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 622,859,891.11
Termination / Withdrawal Statement	Southern California Gas Company previously registered senior debt securities, first mortgage bonds and shares of preferred stock, without par value (collectively, the "Offered Securities"), having an aggregate gross sales price of up to $4,000,000,000, pursuant to a prospectus dated April 27, 2023 (the "Prior Prospectus") that formed a part of a registration statement on Form S-3 (Registration No. 333-270939) filed on March 29, 2023. The offering under the Prior Prospectus terminated. The registration fee for the Offered Securities registered pursuant to the Prior Prospectus totaled $341,620, of which $68,639.16 (calculated at the filing fee rate in effect at the time of the filing of the Prior Prospectus) was contemporaneously paid with the filing of the Prior Prospectus and relates to unsold Offered Securities having an aggregate gross sales price of up to $622,859,891.11 and therefore is available to offset registration fees payable pursuant to this prospectus supplement. Southern California Gas Company hereby uses the available previously paid but unused registration fees associated with the Prior Prospectus in the amount of $68,639.16 to offset the total registration fee due under this prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Southern California Gas Co
Form or Filing Type	S-3
File Number	333-270939
Filing Date	Mar. 29, 2023
Fee Paid with Fee Offset Source	$ 68,639.16
Offset Note	See Note 1.